DIGITAL ALLY HEALTHCARE VENTURE	12 Months Ended
Dec. 31, 2023
Digital Ally Healthcare Venture
DIGITAL ALLY HEALTHCARE VENTURE

NOTE 21. DIGITAL ALLY HEALTHCARE VENTURE

On June 4, 2021, Digital Ally Healthcare, a wholly-owned subsidiary of the Company, entered into a venture with Nobility LLC (“Nobility”), an eight-year-old revenue cycle management (“RCM”) company servicing the medical industry, to form Nobility Healthcare, LLC (“Nobility Healthcare”). Digital Ally Healthcare is capitalizing the venture with $13.5 million to support the venture’s business strategy to make acquisitions of RCM companies. Digital Ally Healthcare owns 51% of the venture that entitles it to 51% of the distributable cash as defined in the venture’s operating agreement plus a cumulative preferred return of 10% per annum on its invested capital. Nobility will receive a management fee and 49% of the distributable cash, subordinated to Digital Ally Healthcare’s preferred return. The venture comprises the Company’s revenue cycle management segment.

On June 30, 2021, the Company’s revenue cycle management segment completed the acquisition of a private medical billing company (the “Healthcare Acquisition”). In accordance with the stock purchase agreement, the Company’s revenue cycle management segment agreed to a non-refundable initial payment (the “Initial Payment Amount”) of $850,000. In addition to the Initial Payment Amount, the Company’s revenue cycle management segment agreed to issue a promissory note to the stockholders of the Healthcare Acquisition in the principal amount of $350,000 that is subject to an earn-out adjustment. Management’s estimate of the fair value of this Contingent Note at December 31, 2021 is $317,212. The gain associated with the adjustment in the estimated fair value of this contingent promissory note is recorded as a gain in the Consolidated Statements of Operations for the year ended December 31, 2021. Lastly, the Company’s revenue cycle management segment agreed to pay $162,552 representing the principal and accrued interest balance due under a promissory note issued to the selling shareholders prior to the acquisition closing date. The Company’s revenue cycle management segment anticipates the estimated fair value of the contingent promissory note to be paid in full, therefore, the total aggregate purchase price was determined to be approximately $1,376,509. Total acquisition related costs aggregated $164,630, which was expensed as incurred. Subsequent to the acquisition date, the Company received further information regarding the purchased assets and assumed liabilities. As a result, the initial allocation of the purchase price was adjusted by increasing accounts receivable by $75,000 with a corresponding reduction of goodwill during the year ended December 31, 2021.

The Company accounts for business combinations using the acquisition method and that the Company has early adopted the amendments of Regulation S-X dated May 21, 2020 and has concluded that this acquisition was not significant. Accordingly, the presentation of the assets acquired, historical financial statements under Rule 3-05 and related pro forma information under Article 8 of Regulation S-X, respectively, are not required to be presented. Under the acquisition method, the purchase price of the Healthcare Acquisition has been allocated to the acquired tangible and identifiable intangible assets and assumed liabilities based on their estimated fair values at the time of the Healthcare Acquisition. This allocation involves a number of assumptions, estimates, and judgments that could materially affect the timing or amounts recognized in our financial statements. Our assumptions and estimates are based upon information obtained from the management of the Company’s revenue cycle management segment. The acquisition was structured as stock purchase, therefore the excess purchase price over the fair value of net tangible assets acquired was recorded as goodwill, which will not be amortized for income tax filing purposes. The results of operations of acquired businesses are included in the consolidated financial statements from the acquisition date.

The purchase price of the Healthcare Acquisition was allocated to the tangible assets, and assumed liabilities based on their preliminary estimated fair values at the time of the Healthcare Acquisition. The preliminary and final estimated fair value of assets acquired and liabilities assumed in the Healthcare Acquisition were as follows:

	Purchase price allocation
Description	Preliminary as allocated June 30, 2021	Final as allocated June 30, 2022
Assets acquired:
Tangible assets acquired, consisting of acquired cash, accounts receivable and right of use asset	$174,351	$174,351
Intangible assets acquired – client agreements	—	457,079
Goodwill	1,125,000	667,921
Liabilities assumed consisting of a promissory note issued by the selling shareholders which was paid off at closing, net of lease liability assumed	77,158	77,158
Net assets acquired and liabilities assumed	$1,376,509	$1,376,509
Consideration:
Cash paid at Healthcare Acquisition date	$1,026,509	$1,026,509
Contingent consideration earn-out agreement	350,000	350,000

Total Healthcare Acquisition purchase price	$1,376,509	$1,376,509

The following table sets forth the components of identifiable intangible assets acquired and their estimated useful lives in years as of the date of acquisition:

	Cost	Amortization through December 31, 2023	Estimated useful life
Identifiable intangible assets:
Client agreements	$457,079	$114,270	10 years

For the period from the date of the Healthcare Acquisition to June 30, 2022, the Company adjusted its preliminary fair value estimates and estimated useful lives based upon information obtained through June 30, 2022, which resulted in adjustments to the preliminary allocation of the purchase price. These adjustments primarily related to estimated identifiable intangible asset fair values of client agreements and goodwill.

During the measurement period (which is the period required to obtain all necessary information that existed at the acquisition date, or to conclude that such information is unavailable, not to exceed one year), additional assets or liabilities may be recognized, or there could be changes to the amounts of assets or liabilities previously recognized on a preliminary basis, if new information is obtained about facts and circumstances that existed as of the acquisition date that, if known, would have resulted in the recognition of these assets or liabilities as of that date. The change in fair value of the contingent consideration is more fully described in Note 10, “Debt Obligations”.

On August 31, 2021, the Company’s revenue cycle management segment completed the acquisition of another private medical billing company (the “Medical Billing Acquisition”). In accordance with the stock purchase agreement, Nobility Healthcare agreed to a non-refundable initial payment (the “Initial Payment Amount”) of $2,270,000. In addition to the Initial Payment Amount, the Company’s revenue cycle management segment agreed to issue a contingent promissory note to the stockholders of the Medical Billing Acquisition in the principal amount of $650,000 that is subject to an earn-out adjustment. The Company’s revenue cycle management segment anticipates the estimated fair value of the contingent promissory note to be paid in full, therefore, the total aggregate purchase price was determined to be approximately $2,920,000. Total acquisition related costs aggregated $5,602, which was expensed as incurred.

The Company accounts for business combinations using the acquisition method and that the Company has early adopted the amendments of Regulation S-X dated May 21, 2020 and has concluded that this acquisition was not significant. Accordingly, the presentation of the assets acquired, historical financial statements under Rule 3-05 and related pro forma information under Article 8 of Regulation S-X, respectively, are not required to be presented. Under the acquisition method, the purchase price of the Healthcare Acquisition has been allocated to the acquired tangible and identifiable intangible assets and assumed liabilities based on their estimated fair values at the time of the Healthcare Acquisition. This allocation involves a number of assumptions, estimates, and judgments that could materially affect the timing or amounts recognized in our financial statements. Our assumptions and estimates are based upon information obtained from the management of the Company’s revenue cycle management segment. The acquisition was structured as stock purchase, therefore the excess purchase price over the fair value of net tangible assets acquired was recorded as goodwill, which will not be amortized for income tax filing purposes. The results of operations of acquired businesses are included in the consolidated financial statements from the acquisition date.

The purchase price of the Medical Billing Acquisition was allocated to the tangible assets, and assumed liabilities based on their preliminary estimated fair values at the time of the Medical Billing Acquisition. The preliminary and final estimated fair value of assets acquired, and liabilities assumed in the Medical Billing Acquisition were as follows:

	Purchase price allocation
	Preliminary As allocated	Final As allocated
Description	September 30, 2021	September 30, 2022
Assets acquired:
Tangible assets acquired	$401,547	$401,547
Identifiable intangible assets acquired – client agreements	—	206,955
Goodwill	2,920,000	2,713,045
Liabilities assumed pursuant to stock purchase agreement	(401,547)	(401,547)
Net assets acquired and liabilities assumed	$2,920,000	$2,920,000
Consideration:
Cash paid at Healthcare Acquisition date	$2,270,000	$2,270,000
Contingent consideration earn-out agreement	650,000	650,000

Total Healthcare Acquisition purchase price	$2,920,000	$2,920,000

The following table sets forth the components of identifiable intangible assets acquired and their estimated useful lives in years as of the date of acquisition:

	Cost	Amortization through December 31, 2023	Estimated useful life
Identifiable intangible assets:
Client agreements	$206,955	$48,290	10 years

For the period from the date of the Healthcare Acquisition to August 31, 2022, the Company adjusted its preliminary fair value estimates and estimated useful lives based upon information obtained through August 31, 2022, which resulted in adjustments to the preliminary allocation of the purchase price. These adjustments primarily related to estimated identifiable intangible asset fair values of client agreements and goodwill.

During the measurement period (which is the period required to obtain all necessary information that existed at the acquisition date, or to conclude that such information is unavailable, not to exceed one year), additional assets or liabilities may be recognized, or there could be changes to the amounts of assets or liabilities previously recognized on a preliminary basis, if new information is obtained about facts and circumstances that existed as of the acquisition date that, if known, would have resulted in the recognition of these assets or liabilities as of that date. The change in fair value of the contingent consideration is more fully described in Note 10, “Debt Obligations”.

On January 1, 2022, the Company’s revenue cycle management segment completed the acquisition of another private medical billing company (the “Medical Billing Acquisition”). In accordance with the stock purchase agreement, Nobility Healthcare agreed to a non-refundable initial payment (the “Initial Payment Amount”) of $1,153,626. In addition to the Initial Payment Amount, the Company’s revenue cycle management segment agreed to issue a contingent promissory note to the stockholders of the Medical Billing Acquisition in the principal amount of $750,000 that is subject to an earn-out adjustment. The Company’s revenue cycle management segment anticipates the estimated fair value of the contingent promissory note to be paid in full, therefore, the total aggregate purchase price was determined to be approximately $1,903,626. Total acquisition related costs aggregated $7,996, which was expensed as incurred.

The Company accounts for business combinations using the acquisition method and that the Company has early adopted the amendments of Regulation S-X dated May 21, 2020 and has concluded that this acquisition was not significant. Accordingly, the presentation of the assets acquired, historical financial statements under Rule 3-05 and related pro forma information under Article 8 of Regulation S-X, respectively, are not required to be presented. Under the acquisition method, the purchase price of the Healthcare Acquisition has been allocated to the acquired tangible and identifiable intangible assets and assumed liabilities based on their estimated fair values at the time of the Healthcare Acquisition. This allocation involves a number of assumptions, estimates, and judgments that could materially affect the timing or amounts recognized in our financial statements. Our assumptions and estimates are based upon information obtained from the management of the Company’s revenue cycle management segment. The acquisition was structured as stock purchase, therefore the excess purchase price over the fair value of net tangible assets acquired was recorded as goodwill, which will not be amortized for income tax filing purposes. The results of operations of acquired businesses are included in the consolidated financial statements from the acquisition date.

The purchase price of the Medical Billing Acquisition was allocated to the tangible assets, and assumed liabilities based on their preliminary estimated fair values at the time of the Medical Billing Acquisition. There was no change from the preliminary estimated fair value to the final estimated fair value of assets acquired, and liabilities assumed in the Healthcare Acquisition, those value were as follows:

Description	Amount
Assets acquired:
Tangible assets acquired	$190,631
Goodwill	2,100,000
Liabilities assumed pursuant to stock purchase agreement	(387,005)
Total assets acquired and liabilities assumed	$1,903,626
Consideration:
Cash paid at acquisition date	$1,153,626
Contingent consideration promissory note	750,000

Total acquisition purchase price	$1,903,626

During the measurement period (which is the period required to obtain all necessary information that existed at the acquisition date, or to conclude that such information is unavailable, not to exceed one year), additional assets or liabilities may be recognized, or there could be changes to the amounts of assets or liabilities previously recognized on a preliminary basis, if new information is obtained about facts and circumstances that existed as of the acquisition date that, if known, would have resulted in the recognition of these assets or liabilities as of that date. The change in fair value of the contingent consideration is more fully described in Note 10, “Debt Obligations”.

On February 1, 2022, the Company’s revenue cycle management segment completed an asset acquisition from another private medical billing company (the “Medical Billing Asset Acquisition”). In accordance with the asset purchase agreement, Nobility Healthcare agreed to a non-refundable initial payment (the “Initial Payment Amount”) of $230,000. In addition to the Initial Payment Amount, the Company’s revenue cycle management segment agreed to issue a contingent promissory note to the stockholders of the Medical Billing Asset Acquisition in the principal amount of $105,000 that is subject to an earn-out adjustment. The Company’s revenue cycle management segment anticipates the estimated fair value of the contingent promissory note to be paid in full, therefore, the total aggregate purchase price was determined to be approximately $335,000. Total acquisition related costs aggregated $10,322, which was expensed as incurred.

In accordance with ASC 805, “Business Combinations”, the acquisition method of accounting is used, and recognition of the assets acquired is at fair value as of the acquisition dates. All acquisition costs were expensed as incurred. The consideration paid has been allocated to the assets acquired based on their estimated fair values at the acquisition date. The estimate of fair values for the intangible assets acquired were agreed to by both buyer and seller. The estimated fair value of intangible assets acquired in the Medical Billing Asset Acquisition were as follows:

Description	Amount
Assets acquired:
Intangible assets acquired – client agreements	$335,000
Total assets acquired and liabilities assumed	$335,000
Consideration:
Cash paid at acquisition date	$230,000
Contingent consideration promissory note	105,000

Total acquisition purchase price	$335,000

The following table sets forth the components of identifiable intangible assets acquired and their estimated useful lives in years as of the date of acquisition:

	Cost	Amortization through December 31, 2023	Estimated useful life
Identifiable intangible assets:
Client agreements	$335,000	$64,208	10 years

The change in fair value of the contingent consideration is more fully described in Note 10, “Debt Obligations” and will be estimated on a quarterly basis.